Shareholders' Equity - Schedule of Share capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share capital [Abstract]
Ordinary shares, Authorized	90,000,000	90,000,000
Ordinary shares, Issued	32,557,174	23,228,941